UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2014 to December 31, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

December 31, 2014 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

COMMON STOCK
Belgium — 1.1%
KBC Groep NV	1,269,892	$70,873

Canada — 0.9%
Imperial Oil Ltd.	1,345,200	57,951

France — 14.9%
AXA SA	2,643,865	60,923
BNP Paribas	2,132,379	125,883
GDF Suez	4,310,202	100,510
Legrand SA	2,480,993	130,149
Sanofi-Aventis SA	1,776,541	161,969
Schneider Electric SE	1,581,616	115,188
Technip SA	2,031,694	121,023
Total SA	2,343,316	120,053

		935,698

Germany — 6.5%
Bayer AG	758,413	103,378
Daimler AG	1,026,810	85,281
Linde AG	728,396	134,173
SAP SE	1,235,495	86,273

		409,105

Hong Kong — 4.9%
China Merchants Holdings International Co. Ltd.	18,005,224	60,478
China Mobile Ltd.	13,509,839	158,237
CNOOC Ltd.	66,628,000	90,092

		308,807

Ireland — 0.6%
Ryanair Holdings PLC ADR[1]	505,000	35,991

Japan — 15.3%
East Japan Railway Co.	850,500	64,103
Hitachi Ltd.	16,136,000	119,096
JGC Corp.	3,229,000	66,475
KDDI Corp.	3,106,000	195,131
Komatsu Ltd.	3,504,100	77,468
Nikon Corp.	7,800,900	103,650
Shin-Etsu Chemical Co. Ltd.	1,736,500	113,046
Sumitomo Mitsui Financial Group Inc.	2,642,000	95,516

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

Japan — (continued)
Toyota Motor Corp.	1,996,200	$124,398

		958,883

Netherlands — 8.7%
Akzo Nobel NV	3,344,774	231,425
PostNL NV	10,355,541	38,488
Reed Elsevier NV	8,932,902	213,324
Unilever NV	1,589,351	62,172

		545,409

Singapore — 1.0%
Sembcorp Industries Ltd.	8,717,000	29,193
Sembcorp Marine Ltd.	14,695,000	36,057

		65,250

South Korea — 5.8%
Hyundai Motor Co.	721,703	110,245
KT&G Corp.	1,393,727	96,771
SK Telecom Co. Ltd.	638,620	156,202

		363,218

Spain — 0.8%
Tecnicas Reunidas SA	1,119,453	48,931

Switzerland — 13.4%
Clariant AG	4,281,910	71,751
Credit Suisse Group	3,024,022	75,967
Givaudan SA	51,155	91,765
Novartis AG	2,145,837	199,012
Roche Holding AG	463,455	125,570
UBS Group AG	9,295,012	159,779
Zurich Insurance Group AG	389,904	121,846

		845,690

United Kingdom — 24.7%
Aviva PLC	17,206,461	129,279
Balfour Beatty PLC	7,390,417	24,420
Barclays PLC	38,106,526	143,255
BG Group PLC	6,080,512	81,368
British American Tobacco PLC	3,305,034	179,103
Carnival PLC	2,462,956	111,321
GlaxoSmithKline PLC	5,269,224	113,044
HSBC Holdings PLC	13,062,921	124,215
International Consolidated Airlines Group SA1	19,079,523	143,632
Kingfisher PLC	13,534,131	71,544

SCHEDULE OF INVESTMENTS (000)* (continued)

December 31, 2014 (Unaudited)

Causeway International Value Fund	Number of Shares	Value

United Kingdom — (continued)
Lloyds Banking Group PLC[1]	94,619,951	$111,298
Michael Page International PLC	5,891,978	37,572
Petrofac Ltd.	1,264,945	13,780
Rexam PLC	7,542,363	53,098
Rio Tinto PLC	1,891,157	87,177
Royal Dutch Shell PLC, Class A	1,074,038	35,844
Vodafone Group PLC	27,754,922	95,162

		1,555,112

Total Common Stock
(Cost $6,240,334) — 98.6%		6,200,918

SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.030%**	75,100,460	75,100

Total Short-Term Investment
(Cost $75,100) — 1.2%		75,100

Total Investments — 99.8%
(Cost $6,315,434)‡		6,276,018

Other Assets in Excess of Liabilities — 0.2%		11,323

Net Assets — 100.0%		$6,287,341

*	Except for share data.
**	The rate reported is the 7-day effective yield as of December 31, 2014.
1	Non-income producing security.
ADR	American Depositary Receipt
‡	At December 31, 2014, the tax basis cost of the Fund’s investments was $6,315,434 and the unrealized appreciation and depreciation were $511,206 and ($550,622), respectively.

SCHEDULE OF INVESTMENTS (000) (concluded)

December 31, 2014 (Unaudited)

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2014:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
Belgium	$—	$70,873	$—	$70,873
Canada	57,951	—	—	57,951
France	—	935,698	—	935,698
Germany	—	409,105	—	409,105
Hong Kong	—	308,807	—	308,807
Ireland	35,991	—	—	35,991
Japan	—	958,883	—	958,883
Netherlands	—	545,409	—	545,409
Singapore	—	65,250	—	65,250
South Korea	—	363,218	—	363,218
Spain	—	48,931	—	48,931
Switzerland	159,779	685,911	—	845,690
United Kingdom	24,420	1,530,692	—	1,555,112

Total Common Stock	278,141	5,922,777	—	6,200,918

Short-Term Investment	75,100	—	—	75,100

Total Investments in Securities	$353,241	$5,922,777	$—	$6,276,018

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. For the quarter ended December 31, 2014, other than the foregoing, there were no transfers between Level 1 and Level 2 investments in securities. There were no transfers into Level 3.

Amounts designated as “—” are $0.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-001-2100

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: February 25, 2015

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: February 25, 2015